FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss - GBP (£) £ in Millions	Dec. 31, 2018		Dec. 31, 2017
The Group [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss [Line Items]
Liabilities designated at fair value through profit or loss: debt securities in issue	£ 7,085
Liabilities in respect of securities sold under repurchase agreements	10,258
Other deposits	270
Short positions in securities	117
	10,645
Financial liabilities at fair value through profit or loss	17,730		£ 50,932	[1]
The Group [member] | Previously stated [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss [Line Items]
Liabilities designated at fair value through profit or loss: debt securities in issue			7,812
Liabilities in respect of securities sold under repurchase agreements			41,378
Other deposits			381
Short positions in securities			1,303
			43,062
Financial liabilities at fair value through profit or loss			50,874
The Bank [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss [Line Items]
Liabilities designated at fair value through profit or loss: debt securities in issue	7,032
Liabilities in respect of securities sold under repurchase agreements	10,258
Other deposits	362
Short positions in securities	67
	10,687
Financial liabilities at fair value through profit or loss	£ 17,719	[1]	51,045
The Bank [member] | Previously stated [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss [Line Items]
Liabilities designated at fair value through profit or loss: debt securities in issue			7,812
Liabilities in respect of securities sold under repurchase agreements			41,378
Other deposits			552
Short positions in securities			1,303
			43,233
Financial liabilities at fair value through profit or loss			£ 51,045

[1]	See note 50.